Schedule of Investments International Equity Portfolio^

(Unaudited) March 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 96.6%
Australia 0.5%
89,007	Insurance Australia Group Ltd.	$335,828	(a)
Austria 1.2%
26,640	BAWAG Group AG	743,129	(b)
Belgium 0.9%
11,662	KBC Group NV	529,165
Canada 3.0%
28,144	Alimentation Couche-Tard, Inc. Class B	662,953
10,603	Kinaxis, Inc.	820,408	*
21,959	Suncor Energy, Inc.	350,458
		1,833,819
China 1.4%
4,468	Alibaba Group Holding Ltd. ADR	868,937	*
Finland 0.7%
12,585	Huhtamaki OYJ	402,940
France 6.0%
4,174	Air Liquide SA	532,800
3,467	Arkema SA	236,708
8,477	Pernod-Ricard SA	1,203,192
4,705	Teleperformance	974,484
17,223	TOTAL SA	648,942
		3,596,126
Germany 9.9%
16,692	Brenntag AG	606,456
19,482	CTS Eventim AG & Co. KGaA	891,455
3,373	Deutsche Boerse AG	463,396
15,311	Gerresheimer AG	965,486
56,228	Infineon Technologies AG	811,693
1,331	SAP SE	148,604
10,320	SAP SE ADR	1,140,360
12,047	Scout24 AG	720,156	(b)
5,471	Stabilus SA	197,433
		5,945,039
Hong Kong 3.4%
83,000	AIA Group Ltd.	743,235
194,900	HKBN Ltd.	306,751
158,300	Techtronic Industries Co. Ltd.	1,005,190
		2,055,176
Ireland 3.3%
31,072	CRH PLC	843,127
9,662	Kerry Group PLC Class A	1,121,034
		1,964,161
Israel 2.2%
13,527	Check Point Software Technologies Ltd.	1,360,005	*
Italy 1.1%
52,455	Nexi SpA	682,384	*(b)
Japan 12.6%
25,900	Bridgestone Corp.	792,815
6,900	Daikin Industries Ltd.	832,926
10,500	Hoya Corp.	892,831
281,500	Ichigo, Inc.	650,372	(a)
4,800	Kao Corp.	391,047
1,700	Keyence Corp.	546,571
27,000	Persol Holdings Co. Ltd.	270,165
88,500	Sanwa Holdings Corp.	687,292
9,600	Shionogi & Co. Ltd.	472,891
9,000	TechnoPro Holdings, Inc.	420,036
18,200	Terumo Corp.	623,557
16,500	Toyota Motor Corp.	994,371	(a)
		7,574,874
Luxembourg 0.6%
12,302	Befesa SA	357,402	(b)
Mexico 0.6%
112,458	Infraestructura Energetica Nova SAB de CV	345,160
Netherlands 6.3%
17,782	AerCap Holdings NV	405,252	*
5,396	ASML Holding NV	1,422,464	(a)
11,585	Heineken NV	983,147	(a)
29,299	Intertrust NV	368,804	(b)
7,477	NXP Semiconductors NV	620,068
		3,799,735
Norway 0.6%
75,229	Sbanken ASA	364,226	(b)
Portugal 0.3%
16,632	Galp Energia SGPS SA	190,206
Singapore 1.0%
45,200	DBS Group Holdings Ltd.	589,776
Sweden 1.6%
51,277	Assa Abloy AB Class B	957,275
Switzerland 14.5%
100	Givaudan SA	307,697
17,578	Julius Baer Group Ltd.	588,818	*
1,543	Lonza Group AG	634,673
13,957	Novartis AG	1,151,435
994	Partners Group Holding AG	680,558
4,556	Roche Holding AG	1,465,856
269	SGS SA	620,441
67,436	SIG Combibloc Group AG	1,007,597	*
5,021	Sonova Holding AG	895,316
2,907	Tecan Group AG	870,660
54,287	UBS Group AG	497,601
		8,720,652
United Kingdom 20.8%
6,571	Aon PLC	1,084,478
21,834	Barratt Developments PLC	118,020
104,061	Biffa PLC	228,138	(b)
54,276	Bunzl PLC	1,086,423
73,655	Clinigen Group PLC	493,960	*
20,478	Compass Group PLC	319,049
14,824	DCC PLC	925,776
18,804	Diageo PLC	596,266
121,677	Electrocomponents PLC	774,677
47,067	Fevertree Drinks PLC	701,914
137,397	Ibstock PLC	257,990	(b)

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
7,932	London Stock Exchange Group PLC	$709,563
50,956	Prudential PLC	638,470
14,188	Reckitt Benckiser Group PLC	1,080,779
42,536	RELX PLC	907,821
127,180	Rentokil Initial PLC	607,410
15,594	Savills PLC	158,798
10,088	Smith & Nephew PLC	177,715
20,704	Spectris PLC	623,789
67,502	St. James's Place PLC	630,329
104,055	Trainline PLC	432,009	*(b)
		12,553,374
United States 4.1%
12,324	Ferguson PLC	762,023
13,129	QIAGEN NV	530,112	*
597,245	Samsonite International SA	559,218	(b)
21,260	Sensata Technologies Holding PLC	615,052	*
		2,466,405
Total Common Stocks (Cost $62,712,285)		58,235,794
Short-Term Investments 2.8%
Investment Companies 2.8%
1,705,183	State Street Navigator Securities Lending Government Money Market Portfolio, 0.22%(c) (Cost $1,705,183)	1,705,183	(d)
Total Investments 99.4% (Cost $64,417,468)		59,940,977
Other Assets Less Liabilities 0.6%		346,424
Net Assets 100.0%		$60,287,401

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2020. Total value of all such securities at March 31, 2020 amounted to $1,624,709 for the Fund.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at March 31, 2020 amounted to $4,713,456, which represents 7.8% of net assets of the Fund.
(c)	Represents 7-day effective yield as of March 31, 2020.
(d)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Capital Markets	$3,570,265	5.9%
Professional Services	3,561,751	5.9%
Life Sciences Tools & Services	3,494,891	5.8%
Beverages	3,484,519	5.8%
Software	3,469,377	5.8%
Pharmaceuticals	3,090,182	5.1%
Trading Companies & Distributors	2,860,154	4.7%
Semiconductors & Semiconductor Equipment	2,854,225	4.7%
Insurance	2,802,011	4.7%
Health Care Equipment & Supplies	2,589,419	4.3%
Building Products	2,477,493	4.1%
Banks	2,226,296	3.7%
Electronic Equipment, Instruments & Components	1,945,037	3.2%
Containers & Packaging	1,410,537	2.3%
Internet & Direct Marketing Retail	1,300,946	2.2%
Machinery	1,202,623	2.0%
Commercial Services & Supplies	1,192,950	2.0%
Oil, Gas & Consumable Fuels	1,189,606	2.0%
Food Products	1,121,034	1.9%
Construction Materials	1,101,117	1.8%
Household Products	1,080,779	1.8%
Chemicals	1,077,205	1.8%
Automobiles	994,371	1.7%
Industrial Conglomerates	925,776	1.5%
Entertainment	891,455	1.5%
Real Estate Management & Development	809,170	1.3%
Auto Components	792,815	1.3%
Interactive Media & Services	720,156	1.2%
IT Services	682,384	1.1%
Food & Staples Retailing	662,953	1.1%
Electrical Equipment	615,052	1.0%
Textiles, Apparel & Luxury Goods	559,218	0.9%
Personal Products	391,047	0.7%
Gas Utilities	345,160	0.6%
Hotels, Restaurants & Leisure	319,049	0.5%
Diversified Telecommunication Services	306,751	0.5%
Household Durables	118,020	0.2%
Short-Term Investments and Other Assets-Net	2,051,607	3.4%
	$60,287,401	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$335,828	$—	$335,828
Austria	—	743,129	—	743,129
Belgium	—	529,165	—	529,165
Finland	—	402,940	—	402,940
France	—	3,596,126	—	3,596,126
Germany	1,140,360	4,804,679	—	5,945,039
Hong Kong	—	2,055,176	—	2,055,176
Ireland	1,121,034	843,127	—	1,964,161
Italy	—	682,384	—	682,384
Japan	—	7,574,874	—	7,574,874
Luxembourg	—	357,402	—	357,402
Netherlands	1,025,320	2,774,415	—	3,799,735
Norway	—	364,226	—	364,226
Portugal	—	190,206	—	190,206
Singapore	—	589,776	—	589,776
Sweden	—	957,275	—	957,275
Switzerland	—	8,720,652	—	8,720,652
United Kingdom	1,084,478	11,468,896	—	12,553,374
United States	1,145,164	1,321,241	—	2,466,405
Other Common Stocks(a)	4,407,921	—	—	4,407,921
Total Common Stocks	9,924,277	48,311,517	—	58,235,794
Short-Term Investments	—	1,705,183	—	1,705,183
Total Investments	$9,924,277	$50,016,700	$—	$59,940,977

(a) The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^

(Unaudited) March 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 93.8%
Aerospace & Defense 4.1%
35,000	Axon Enterprise, Inc.	$2,476,950	*
45,000	HEICO Corp.	3,357,450
36,500	L3Harris Technologies, Inc.	6,574,380
12,500	Teledyne Technologies, Inc.	3,715,875	*
		16,124,655
Airlines 0.4%
48,500	Alaska Air Group, Inc.	1,380,795
Auto Components 0.5%
40,000	Aptiv PLC	1,969,600
Banks 0.8%
20,000	SVB Financial Group	3,021,600	*
Beverages 0.5%
5,000	Boston Beer Co., Inc. Class A	1,837,800	*
Biotechnology 4.0%
25,000	Alexion Pharmaceuticals, Inc.	2,244,750	*
10,000	Ascendis Pharma A/S ADR	1,126,100	*
30,000	BioMarin Pharmaceutical, Inc.	2,535,000	*
60,000	Exact Sciences Corp.	3,480,000	*
32,500	Incyte Corp.	2,379,975	*
13,000	Neurocrine Biosciences, Inc.	1,125,150	*
25,000	Seattle Genetics, Inc.	2,884,500	*
		15,775,475
Capital Markets 2.2%
40,000	Cboe Global Markets, Inc.	3,570,000
9,000	MarketAxess Holdings, Inc.	2,993,130
30,000	Raymond James Financial, Inc.	1,896,000
		8,459,130
Commercial Services & Supplies 2.9%
33,000	Cintas Corp.	5,716,260
75,750	Waste Connections, Inc.	5,870,625
		11,586,885
Communications Equipment 1.5%
45,000	Motorola Solutions, Inc.	5,981,400
Containers & Packaging 1.1%
65,000	Ball Corp.	4,202,900
Diversified Consumer Services 3.0%
53,050	Bright Horizons Family Solutions, Inc.	5,411,100	*
57,500	Chegg, Inc.	2,057,350	*
110,000	Service Corp. International	4,302,100
		11,770,550
Electrical Equipment 2.2%
75,000	AMETEK, Inc.	5,401,500
34,000	Generac Holdings, Inc.	3,167,780	*
		8,569,280
Electronic Equipment, Instruments & Components 4.8%
60,000	Amphenol Corp. Class A	4,372,800
55,000	CDW Corp.	5,129,850
72,000	Keysight Technologies, Inc.	6,024,960	*
17,500	Zebra Technologies Corp. Class A	3,213,000	*
		18,740,610
Food & Staples Retailing 1.0%
155,000	BJ's Wholesale Club Holdings, Inc.	3,947,850	*
Food Products 0.8%
52,500	Lamb Weston Holdings, Inc.	2,997,750
Health Care Equipment & Supplies 7.4%
30,000	Haemonetics Corp.	2,989,800	*
45,000	Hill-Rom Holdings, Inc.	4,527,000
19,000	IDEXX Laboratories, Inc.	4,602,560	*
35,000	Insulet Corp.	5,798,800	*
15,000	Masimo Corp.	2,656,800	*
26,500	Penumbra, Inc.	4,275,245	*
15,000	Teleflex, Inc.	4,392,900
		29,243,105
Health Care Providers & Services 1.5%
57,500	Centene Corp.	3,416,075	*
40,000	Encompass Health Corp.	2,561,200
		5,977,275
Health Care Technology 3.3%
34,500	Teladoc Health, Inc.	5,347,845	*
50,000	Veeva Systems, Inc. Class A	7,818,500	*
		13,166,345
Hotels, Restaurants & Leisure 1.1%
35,000	Planet Fitness, Inc. Class A	1,704,500	*
16,500	Vail Resorts, Inc.	2,437,215
		4,141,715
Household Products 1.1%
65,000	Church & Dwight Co., Inc.	4,171,700
Industrial Conglomerates 1.5%
19,500	Roper Technologies, Inc.	6,080,295
Insurance 1.0%
22,500	Arthur J. Gallagher & Co.	1,833,975
20,000	Assurant, Inc.	2,081,800
		3,915,775
Interactive Media & Services 1.0%
22,500	IAC/InterActiveCorp	4,032,675	*
IT Services 10.4%
35,000	Akamai Technologies, Inc.	3,202,150	*
30,000	Booz Allen Hamilton Holding Corp.	2,059,200
35,000	EPAM Systems, Inc.	6,498,100	*
70,000	Fiserv, Inc.	6,649,300	*
46,500	Global Payments, Inc.	6,706,695
17,500	MongoDB, Inc.	2,389,450	*(a)
45,000	Okta, Inc.	5,501,700	*
60,000	Square, Inc. Class A	3,142,800	*
37,500	Twilio, Inc. Class A	3,355,875	*(a)
15,000	Wix.com Ltd.	1,512,300	*
		41,017,570
Life Sciences Tools & Services 3.0%
175,000	Avantor, Inc.	2,185,750	*

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
16,000	Bio-Rad Laboratories, Inc. Class A	$5,608,960	*
19,500	PPD, Inc.	347,295	*
45,000	PRA Health Sciences, Inc.	3,736,800	*
		11,878,805
Machinery 1.9%
44,000	IDEX Corp.	6,076,840
67,500	Rexnord Corp.	1,530,225
		7,607,065
Media 1.8%
200,000	Altice USA, Inc. Class A	4,458,000	*
47,500	Nexstar Media Group, Inc. Class A	2,742,175
		7,200,175
Pharmaceuticals 1.0%
55,000	Catalent, Inc.	2,857,250	*
10,000	Jazz Pharmaceuticals PLC	997,400	*
		3,854,650
Professional Services 2.8%
150,000	Clarivate Analytics PLC	3,112,500	*
13,500	CoStar Group, Inc.	7,927,335	*
		11,039,835
Real Estate Management & Development 0.6%
22,500	Jones Lang LaSalle, Inc.	2,272,050
Road & Rail 0.8%
22,500	Old Dominion Freight Line, Inc.	2,953,350
Semiconductors & Semiconductor Equipment 8.4%
240,000	Advanced Micro Devices, Inc.	10,915,200	*
50,000	Entegris, Inc.	2,238,500
35,000	KLA Corp.	5,030,900
225,000	Marvell Technology Group Ltd.	5,091,750
22,500	Microchip Technology, Inc.	1,525,500
32,500	Monolithic Power Systems, Inc.	5,442,450
55,000	Teradyne, Inc.	2,979,350
		33,223,650
Software 10.1%
20,000	Alteryx, Inc. Class A	1,903,400	*(a)
25,000	Atlassian Corp. PLC Class A	3,431,500	*
12,500	Citrix Systems, Inc.	1,769,375
27,500	Coupa Software, Inc.	3,842,575	*
25,000	Crowdstrike Holdings, Inc. Class A	1,392,000	*(a)
30,000	DocuSign, Inc.	2,772,000	*
32,500	Everbridge, Inc.	3,456,700	*(a)
15,000	HubSpot, Inc.	1,997,850	*(a)
27,500	Paylocity Holding Corp.	2,428,800	*
31,000	Q2 Holdings, Inc.	1,830,860	*
34,000	RingCentral, Inc. Class A	7,204,940	*
45,000	Splunk, Inc.	5,680,350	*
11,000	Trade Desk, Inc. Class A	2,123,000	*(a)
		39,833,350
Specialty Retail 3.9%
37,500	Burlington Stores, Inc.	5,942,250	*
45,000	Five Below, Inc.	3,167,100	*
13,000	O'Reilly Automotive, Inc.	3,913,650	*
25,000	Ross Stores, Inc.	2,174,250
		15,197,250
Textiles, Apparel & Luxury Goods 0.5%
30,000	Columbia Sportswear Co.	2,093,100
Trading Companies & Distributors 0.9%
38,000	AerCap Holdings NV	866,020	*
25,000	United Rentals, Inc.	2,572,500	*
		3,438,520
Total Common Stocks (Cost $314,875,680)		368,704,535
Short-Term Investments 9.9%
Investment Companies 9.9%
24,139,803	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.32%(b)	24,139,803
14,864,395	State Street Navigator Securities Lending Government Money Market Portfolio, 0.22%(b)	14,864,395	(c)

Total Short-Term Investments (Cost $39,004,198)		39,004,198
Total Investments 103.7% (Cost $353,879,878)		407,708,733
Liabilities Less Other Assets (3.7)%		(14,391,990)
Net Assets 100.0%		$393,316,743

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2020. Total value of all such securities at March 31, 2020 amounted to $14,057,562 for the Fund.
(b)	Represents 7-day effective yield as of March 31, 2020.
(c)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$368,704,535	$—	$—	$368,704,535
Short-Term Investments	—	39,004,198	—	39,004,198
Total Investments	$368,704,535	$39,004,198	$—	$407,708,733

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^

(Unaudited) March 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 90.1%
Aerospace & Defense 6.0%
27,550	General Dynamics Corp.	$3,645,140
26,000	Hexcel Corp.	966,940
26,800	Spirit AeroSystems Holdings, Inc. Class A	641,324
		5,253,404
Auto Components 2.1%
37,500	Aptiv PLC	1,846,500
Banks 6.2%
115,500	BankUnited, Inc.	2,159,850
58,700	Comerica, Inc.	1,722,258
70,500	KeyCorp	731,085
24,800	Truist Financial Corp.	764,832
		5,378,025
Beverages 2.9%
65,600	Molson Coors Brewing Co. Class B	2,559,056
Biotechnology 3.3%
32,300	Alexion Pharmaceuticals, Inc.	2,900,217	*
Building Products 1.6%
51,810	Johnson Controls International PLC	1,396,798
Capital Markets 1.0%
16,700	State Street Corp.	889,609
Chemicals 2.3%
40,300	Ashland Global Holdings, Inc.	2,017,821
Commercial Services & Supplies 3.8%
243,000	Covanta Holding Corp.	2,077,650
102,500	KAR Auction Services, Inc.	1,230,000
		3,307,650
Communications Equipment 2.7%
59,300	Ciena Corp.	2,360,733	*
Construction & Engineering 1.3%
10,200	Valmont Industries, Inc.	1,080,996
Electric Utilities 3.6%
56,200	Evergy, Inc.	3,093,810
Electronic Equipment, Instruments & Components 1.0%
15,500	Itron, Inc.	865,365	*
Entertainment 1.8%
38,150	Lions Gate Entertainment Corp. Class A	231,952	*
243,450	Lions Gate Entertainment Corp. Class B	1,358,451	*
		1,590,403
Equity Real Estate Investment Trusts 0.9%
69,300	CoreCivic, Inc.	774,081
Food & Staples Retailing 0.9%
31,000	BJ's Wholesale Club Holdings, Inc.	789,570	*
Food Products 6.7%
111,700	Hain Celestial Group, Inc.	2,900,849	*
66,600	TreeHouse Foods, Inc.	2,940,390	*
		5,841,239
Health Care Equipment & Supplies 3.9%
33,700	Zimmer Biomet Holdings, Inc.	3,406,396
Health Care Providers & Services 1.9%
64,400	MEDNAX, Inc.	749,616	*
6,400	Molina Healthcare, Inc.	894,144	*
		1,643,760
Hotels, Restaurants & Leisure 6.3%
292,900	International Game Technology PLC	1,742,755
141,700	MGM Resorts International	1,672,060
97,000	Wyndham Destinations, Inc.	2,104,900
		5,519,715
Independent Power and Renewable Electricity Producers 3.0%
114,000	AES Corp.	1,550,400
68,800	Vistra Energy Corp.	1,098,048
		2,648,448
IT Services 3.1%
29,800	Amdocs Ltd.	1,638,106
276,500	Conduent, Inc.	677,425	*
22,400	Perspecta, Inc.	408,576
		2,724,107
Mortgage Real Estate Investment Trusts 2.3%
197,300	Starwood Property Trust, Inc.	2,022,325
Oil, Gas & Consumable Fuels 4.5%
34,500	EOG Resources, Inc.	1,239,240
83,000	ONEOK, Inc.	1,810,230
60,200	Williams Cos., Inc.	851,830
		3,901,300
Semiconductors & Semiconductor Equipment 4.3%
15,300	NXP Semiconductors NV	1,268,829
27,400	Skyworks Solutions, Inc.	2,449,012
		3,717,841
Software 4.5%
141,200	Nuance Communications, Inc.	2,369,336	*
77,700	Teradata Corp.	1,592,073	*
		3,961,409
Specialty Retail 2.4%
15,900	Best Buy Co., Inc.	906,300
362,500	Chico's FAS, Inc.	467,625
36,600	Children's Place, Inc.	715,896
		2,089,821
Technology Hardware, Storage & Peripherals 2.3%
48,221	Western Digital Corp.	2,006,958
Trading Companies & Distributors 3.5%
90,900	AerCap Holdings NV	2,071,611	*
34,100	HD Supply Holdings, Inc.	969,463	*
		3,041,074
Total Common Stocks (Cost $103,029,779)		78,628,431

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
Short-Term Investments 4.0%
Investment Companies 4.0%
3,485,542	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.32%(a) (Cost $3,485,542)	$3,485,542
Total Investments 94.1% (Cost $106,515,321)		82,113,973
Other Assets Less Liabilities 5.9%		5,183,012
Net Assets 100.0%		$87,296,985

*	Non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$78,628,431	$—	$—	$78,628,431
Short-Term Investments	—	3,485,542	—	3,485,542
Total Investments	$78,628,431	$3,485,542	$—	$82,113,973

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) March 31, 2020

PRINCIPAL AMOUNT		VALUE
U.S. Treasury Obligations 1.7%
$1,311,499	U.S. Treasury Inflation-Indexed Bonds, 1.38%, due 2/15/2044 (Cost $1,632,128)	$1,683,093	(a)
Mortgage-Backed Securities 39.8%
Adjustable Mixed Balance 0.1%
148,787	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, (1M USD LIBOR + 1.13%), 2.71%, due 6/19/2034	135,958	(b)
Collateralized Mortgage Obligations 7.0%
992,004	Angel Oak Mortgage Trust, Ser. 2019-6, Class A1, 2.62%, due 11/25/2059	982,475	(c)(d)
1,085,983	Connecticut Avenue Securities Trust, Ser. 2020-R02, Class 2M1, (1M USD LIBOR + 0.75%), 1.70%, due 1/25/2040	1,042,427	(b)(d)
1,187,449	Fannie Mae Connecticut Avenue Securities, Ser. 2020-R01, Class 1M1, (1M USD LIBOR + 0.80%), 1.75%, due 1/25/2040	1,135,384	(b)(d)
650,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 4.20%, due 7/25/2029	571,999	(b)
	Freddie Mac Structured Agency Credit Risk Debt Notes Real Estate Mortgage Investment Conduits
1,200,000	Ser. 2020-DNA1, Class M1, (1M USD LIBOR + 0.70%), 1.65%, due 1/25/2050	1,163,763	(b)(d)
1,200,000	Ser. 2020-HQA1, Class M1, (1M USD LIBOR + 0.75%), 1.70%, due 1/25/2050	1,155,074	(b)(d)
1,007,773	GCAT Trust, Ser. 2019-NQM3, Class A1, 2.69%, due 11/25/2059	960,387	(c)(d)
		7,011,509
Commercial Mortgage-Backed 27.4%
528,175	BBCMS Mortgage Trust, Ser. 2017-C1, Class A1, 2.01%, due 2/15/2050	525,760
105,485	BDS, Ser. 2018-FL1, Class A, (1M USD LIBOR + 0.85%), 1.65%, due 1/15/2035	97,586	(b)(d)
734,530	BX Commercial Mortgage Trust, Ser. 2018-IND, Class A, (1M USD LIBOR + 0.75%), 1.45%, due 11/15/2035	694,051	(b)(d)
320,000	BXMT Ltd., Ser. 2020-FL2, Class A, (1M USD LIBOR + 0.90%), 1.70%, due 2/16/2037	285,370	(b)(d)
	CD Mortgage Trust
347,142	Ser. 2017-CD3, Class A1, 1.97%, due 2/10/2050	346,061
882,374	Ser. 2017-CD5, Class A1, 2.03%, due 8/15/2050	879,380
	Citigroup Commercial Mortgage Trust
731,590	Ser. 2012-GC8, Class AAB, 2.61%, due 9/10/2045	733,722
642,013	Ser. 2016-P3, Class A2, 2.74%, due 4/15/2049	642,707
760,464	Ser. 2016-P6, Class A1, 1.88%, due 12/10/2049	757,339
1,221,362	Ser. 2018-C5, Class A1, 3.13%, due 6/10/2051	1,237,215
	Commercial Mortgage Trust
1,111,000	Ser. 2012 -CR4, Class AM, 3.25%, due 10/15/2045	1,109,512
365,534	Ser. 2010-C1, Class A3, 4.21%, due 7/10/2046	365,575	(d)
13,416,980	Ser. 2014-CR18, Class XA, 1.00%, due 7/15/2047	452,843	(c)(e)
253,480	Ser. 2016-CR28, Class A1, 1.77%, due 2/10/2049	252,466
	CSAIL Commercial Mortgage Trust
21,345,069	Ser. 2016-C5, Class XA, 0.94%, due 11/15/2048	730,074	(c)(e)
922,754	Ser. 2017-CX10, Class A1, 2.23%, due 11/15/2050	920,922
617,989	DBJPM Mortgage Trust, Ser. 2016-C3, Class A1, 1.50%, due 8/10/2049	613,773
971,170	DBUBS Mortgage Trust, Ser. 2011-LC1A, Class A3, 5.00%, due 11/10/2046	968,902	(d)
971,783	Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Ser. 2006-4TS, Class A, 5.40%, due 12/13/2028	962,351	(d)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Freddie Mac Multiclass Certificates
$2,420,000	Ser. 2020-RR03, Class X1, 1.71%, due 7/27/2028	$297,849	(e)
1,500,000	Ser. 2020-RR02, Class DX, 1.82%, due 9/27/2028	191,684	(c)(e)
1,535,000	Ser. 2020-RR02, Class CX, 1.27%, due 3/27/2029	142,756	(c)(e)
26,787,697	Freddie Mac Multifamily Structured Pass Through Certificates, Ser. K737, Class X1, 0.64%, due 10/25/2026	953,800	(c)(e)

1,000,000	FREMF Mortgage Trust, Ser. 2014-K714, Class B, 3.91%, due 1/25/2047	1,000,145	(c)(d)
	GS Mortgage Securities Trust
915,000	Ser. 2010-C1, Class B, 5.15%, due 8/10/2043	924,585	(d)
789,799	Ser. 2011-GC3, Class A4, 4.75%, due 3/10/2044	797,141	(d)
95,000	Ser. 2012-GCJ7, Class B, 4.74%, due 5/10/2045	94,618
144,518	Ser. 2015-GS1, Class A1, 1.94%, due 11/10/2048	144,017
790,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2013-LC11, Class B, 3.50%, due 4/15/2046	766,220
1,170,159	JPMBB Commercial Mortgage Securities Trust, Ser. 2013-C12, Class ASB, 3.16%, due 7/15/2045	1,178,763
408,285	Ladder Capital Commercial Mortgage Securities LLC, Ser. 2017-LC26, Class A1, 1.98%, due 7/12/2050	406,629	(d)
	Morgan Stanley Bank of America Merrill Lynch Trust
166,000	Ser. 2013-C9, Class B, 3.71%, due 5/15/2046	163,214	(c)
787,653	Ser. 2017-C33, Class A1, 2.03%, due 5/15/2050	786,179
	Morgan Stanley Capital I Trust
1,491,771	Ser. 2011-C2, Class A4, 4.66%, due 6/15/2044	1,529,892	(d)
764,000	Ser. 2022-C4, Class A4, 3.24%, due 3/15/2045	768,536
1,105,000	Ser. 2011-C1, Class G, 4.19%, due 9/15/2047	880,819	(d)
352,929	Ser. 2011-C1, Class A4, 5.03%, due 9/15/2047	356,385	(c)(d)
425,858	SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Class A1, 1.35%, due 10/10/2048	422,982
164,253	UBS Commercial Mortgage Trust, Ser. 2017-C1, Class A1, 1.89%, due 6/15/2050	163,869
	Wells Fargo Commercial Mortgage Trust
127,020	Ser. 2015-P2, Class A1, 1.97%, due 12/15/2048	126,655
664,966	Ser. 2016-NXS6, Class A1, 1.42%, due 11/15/2049	660,524
2,003,723	Ser. 2018-C45, Class A1, 3.13%, due 6/15/2051	2,028,828
		27,361,699
Fannie Mae 2.9%
	Pass-Through Certificates
1,219,870	3.00%, due 9/1/2027	1,276,192
1,463,202	4.50%, due 5/1/2041 – 5/1/2044	1,601,091
		2,877,283
Freddie Mac 2.4%
	Pass-Through Certificates
615,121	3.50%, due 5/1/2026	647,403
866,778	3.00%, due 1/1/2027	908,209
769,658	4.50%, due 11/1/2039	842,761
		2,398,373
	Total Mortgage-Backed Securities (Cost $40,686,626)	39,784,822

Corporate Bonds 33.1%
Aerospace & Defense 1.2%
1,125,000	Boeing Co., 2.60%, due 10/30/2025	1,019,009
230,000	TransDigm, Inc., 6.25%, due 3/15/2026	228,850	(d)
		1,247,859
Agriculture 0.9%
1,000,000	BAT Capital Corp., (3M USD LIBOR + 0.88%), 2.57%, due 8/15/2022	921,618	(b)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Auto Manufacturers 2.0%
$925,000	Daimler Finance N.A. LLC, (3M USD LIBOR + 0.90%), 2.59%, due 2/15/2022	$857,357	(b)(d)
1,190,000	Harley-Davidson Financial Services, Inc., (3M USD LIBOR + 0.50%), 2.20%, due 5/21/2020	1,186,043	(b)(d)
		2,043,400
Banks 17.0%
2,420,000	Bank of America Corp., (3M USD LIBOR + 1.00%), 2.80%, due 4/24/2023	2,349,135	(b)
1,555,000	Capital One N.A., (3M USD LIBOR + 1.15%), 2.92%, due 1/30/2023	1,439,571	(b)
	Citigroup, Inc.
1,620,000	(3M USD LIBOR + 0.96%), 2.75%, due 4/25/2022	1,586,134	(b)
895,000	(3M USD LIBOR + 0.69%), 2.48%, due 10/27/2022	846,346	(b)
2,160,000	Credit Suisse AG, (SOFR + 0.45%), 1.20%, due 2/4/2022	2,022,765	(b)
2,855,000	Goldman Sachs Group, Inc., (3M USD LIBOR + 0.75%), 2.43%, due 2/23/2023	2,738,145	(b)
1,250,000	HSBC Holdings PLC, (3M USD LIBOR + 0.60%), 2.29%, due 5/18/2021	1,224,417	(b)
2,460,000	JPMorgan Chase & Co., (3M USD LIBOR + 0.90%), 2.69%, due 4/25/2023	2,372,697	(b)
2,540,000	Morgan Stanley, (SOFR + 0.70%), 1.61%, due 1/20/2023	2,364,377	(b)
		16,943,587
Commercial Services 0.5%
240,000	Nielsen Co. Luxembourg S.a.r.l., 5.00%, due 2/1/2025	222,600	(d)
240,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, due 4/15/2024	237,070	(d)
		459,670
Distribution - Wholesale 0.3%
290,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	276,950	(d)
Diversified Financial Services 1.0%
1,105,000	Avolon Holdings Funding Ltd., 3.63%, due 5/1/2022	979,319	(d)
Electric 0.9%
720,000	DTE Energy Co., Ser. B, 2.60%, due 6/15/2022	717,090
280,000	Talen Energy Supply LLC, 10.50%, due 1/15/2026	201,600	(d)
		918,690
Entertainment 0.1%
90,000	Scientific Games Int'l, Inc., 5.00%, due 10/15/2025	78,300	(d)
Healthcare - Services 0.2%
240,000	Tenet Healthcare Corp., 4.63%, due 9/1/2024	229,872	(d)
Machinery - Construction & Mining 0.2%
240,000	Terex Corp., 5.63%, due 2/1/2025	225,624	(d)
Machinery Diversified 0.6%
585,000	Otis Worldwide Corp., (3M USD LIBOR + 0.45%), 2.09%, due 4/5/2023	556,780	(b)(d)
Media 1.2%
380,000	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	340,100	(d)(f)
180,000	iHeartCommunications, Inc., 6.38%, due 5/1/2026	170,326
230,000	Sinclair Television Group, Inc., 5.88%, due 3/15/2026	203,550	(d)
460,000	Sirius XM Radio, Inc., 5.38%, due 7/15/2026	465,612	(d)
		1,179,588
Oil & Gas 2.2%
1,000,000	BP Capital Markets America, Inc., (3M USD LIBOR + 0.65%), 1.70%, due 9/19/2022	956,719	(b)
1,750,000	Occidental Petroleum Corp., 2.70%, due 8/15/2022	1,246,926
		2,203,645

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Pharmaceuticals 1.8%
$1,980,000	AbbVie, Inc., (3M USD LIBOR + 0.65%), 2.35%, due 11/21/2022	$1,852,351	(b)(d)
Pipelines 1.0%
340,000	Buckeye Partners L.P., 4.35%, due 10/15/2024	282,200
555,000	Energy Transfer Operating L.P., 5.00%, due 5/15/2050	428,417
210,000	Genesis Energy L.P./Genesis Energy Finance Corp., 6.00%, due 5/15/2023	152,324
140,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.13%, due 2/1/2025	119,336
		982,277
Real Estate 0.4%
500,000	Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, due 6/1/2023	420,000	(d)(f)
Retail 0.5%
160,000	L Brands, Inc., 5.63%, due 10/15/2023	132,816
370,000	Staples, Inc., 7.50%, due 4/15/2026	323,752	(d)
		456,568
Telecommunications 1.1%
230,000	CommScope Finance LLC, 5.50%, due 3/1/2024	232,760	(d)
450,000	Numericable-SFR SA, 7.38%, due 5/1/2026	454,500	(d)
340,000	Sprint Corp., 7.88%, due 9/15/2023	374,809
		1,062,069
	Total Corporate Bonds (Cost $35,840,372)	33,038,167

Asset-Backed Securities 9.7%
497,485	Ally Auto Receivables Trust, Ser. 2018-1, Class A3, 2.35%, due 6/15/2022	498,531
500,000	Benefit Street Partners CLO XIX Ltd., Ser. 2019-19A, Class D, (3M USD LIBOR + 3.80%), 5.68%, due 1/15/2033	372,099	(b)(d)
1,280,763	Consumer Loan Underlying Bond Club Certificate Issuer Trust I, Ser. 2019-HP1, Class A, 2.59%, due 12/15/2026	1,196,626	(d)
480,660	Fannie Mae Grantor Trust, Ser. 2003-T4, Class 1A, (1M LIBOR + 0.22%), 1.90%, due 9/26/2033	479,319	(b)
122,691	Ford Credit Auto Owner Trust, Ser. 2017-A, Class A3, 1.67%, due 6/15/2021	122,649
269,249	GM Financial Automobile Leasing Trust, Ser. 2019-1, Class A2A, 2.91%, due 4/20/2021	269,289
1,030,775	Lending Point Asset Securitization Trust, Ser. 2020-1, Class A, 2.51%, due 2/10/2026	970,850	(d)
500,000	Mariner CLO LLC, Ser. 2015-1A, Class DR2, (3M USD LIBOR + 2.85%), 4.10%, due 4/20/2029	367,787	(b)(d)
917,709	Marlette Funding Trust, Ser. 2020-1A, Class A, 2.24%, due 3/15/2030	889,684	(d)
500,000	Milos CLO Ltd., Ser. 2017-1A, Class DR, (3M USD LIBOR + 2.75%), 4.44%, due 10/20/2030	388,423	(b)(d)
500,000	OHA Loan Funding Ltd., Ser. 2016-1A, Class DR, (3M USD LIBOR + 3.00%), 4.73%, due 1/20/2033	321,588	(b)(d)
500,000	Palmer Square CLO Ltd., Ser. 2015-2A, Class CR2, (3M USD LIBOR + 2.75%), 4.57%, due 7/20/2030	349,861	(b)(d)
613,514	SLM Student Loan Trust, Ser. 2013-2, Class A, (1M USD LIBOR + 0.45%), 1.40%, due 6/25/2043	587,278	(b)
952,608	SoFi Consumer Loan Program Trust, Ser. 2020-1, Class A, 2.02%, due 1/25/2029	885,768	(d)
455,974	SoFi Professional Loan Program LLC, Ser. 2017-E, Class A2A, 1.86%, due 11/26/2040	454,902	(d)
500,000	Symphony CLO XXII Ltd., Ser. 2020-22A, Class D (3M USD LIBOR + 3.15%), 4.15%, due 4/18/2033	343,472	(b)(d)
500,000	TICP CLO VII Ltd., Ser. 2017-7A, Class DR, (3M USD LIBOR + 3.20%), 4.71%, due 4/15/2033	338,903	(b)(d)
500,000	TICP CLO XV Ltd., Ser. 2020-15A, Class D, (3M USD LIBOR + 3.15%), 4.79%, due 4/20/2033	322,994	(b)(d)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$500,000	TRESTLES CLO III Ltd., Ser. 2020-3A, Class D (3M USD LIBOR + 3.25%), 4.71%, due 1/20/2033	$497,490	(b)(d)
	Total Asset-Backed Securities (Cost $11,060,497)	9,657,513

NUMBER OF SHARES
Short-Term Investments 15.8%
Investment Companies 15.8%
15,189,775	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.32%(g)	$15,189,775	(h)
623,595	State Street Navigator Securities Lending Government Money Market Portfolio, 0.22%(g)	623,595	(i)
	Total Short-Term Investments (Cost $15,813,370)	15,813,370
	Total Investments 100.1% (Cost $105,032,993)	99,976,965
	Liabilities Less Other Assets (0.1)%	(97,922	)(j)
	Net Assets 100.0%	$99,879,043

(a)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(b)	Variable or floating rate security. The interest rate shown was the current rate as of March 31, 2020 and changes periodically.
(c)	Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.
(d)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At March 31, 2020, these securities amounted to $32,982,378, which represents 33.0% of net assets of the Fund.
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(f)	The security or a portion of this security is on loan at March 31, 2020. Total value of all such securities at March 31, 2020 amounted to $623,101 for the Fund.
(g)	Represents 7-day effective yield as of March 31, 2020.
(h)	All or a portion of this security is segregated in connection with obligations for futures with a total value of $15,189,775.
(i)	Represents investment of cash collateral received from securities lending transactions.
(j)	Includes the impact of the Fund's open positions in derivatives at March 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At March 31, 2020, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2020	333	U.S. Treasury Note, 2 Year	$73,387,476	$860,578
6/2020	14	U.S. Treasury Note, Ultra 10 Year	2,184,438	77,893
Total Long Positions			$75,571,914	$938,471

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2020	66	U.S. Treasury Note, 5 Year	$(8,273,719)	$(174,328)
6/2020	10	U.S. Treasury Ultra Long Bond	(2,218,750)	(189,203)
Total Short Positions			$(10,492,469)	$(363,531)

Total Futures				$574,940

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$1,683,093	$—	$1,683,093
Mortgage-Backed Securities(a)	—	39,784,822	—	39,784,822
Corporate Bonds(a)	—	33,038,167	—	33,038,167
Asset-Backed Securities	—	9,657,513	—	9,657,513
Short-Term Investments	—	15,813,370	—	15,813,370
Total Investments	$—	$99,976,965	$—	$99,976,965

(a)    The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of March 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$938,471	$—	$—	$937,471
Liabilities	(363,531)	—	—	(363,531)
Total	$574,940	$—	$—	$574,940

(a)    Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^      A balance indicated with a “-”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^

(Unaudited) March 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 98.7%
Airlines 0.5%
44,028	Ryanair Holdings PLC ADR	$2,337,447	*
Auto Components 1.7%
162,746	Aptiv PLC	8,013,613
Banks 5.0%
156,767	JPMorgan Chase & Co.	14,113,733
278,541	U.S. Bancorp	9,595,737
		23,709,470
Biotechnology 2.5%
24,128	Regeneron Pharmaceuticals, Inc.	11,781,461	*
Capital Markets 2.0%
119,512	Intercontinental Exchange, Inc.	9,650,594
Communications Equipment 2.7%
61,620	Arista Networks, Inc.	12,481,131	*
Electric Utilities 0.3%
17,483	Eversource Energy	1,367,345
Electrical Equipment 3.1%
176,957	Vestas Wind Systems A/S	14,398,216
Electronic Equipment, Instruments & Components 2.7%
68,513	Zebra Technologies Corp. Class A	12,578,987	*
Equity Real Estate Investment Trusts 1.2%
325,047	Weyerhaeuser Co.	5,509,547
Health Care Equipment & Supplies 10.0%
73,017	Becton, Dickinson & Co.	16,777,116
104,518	Danaher Corp.	14,466,337
173,762	Medtronic PLC	15,669,857
		46,913,310
Health Care Providers & Services 6.5%
141,676	AmerisourceBergen Corp.	12,538,326
101,717	Cigna Corp.	18,022,218
		30,560,544
Hotels, Restaurants & Leisure 3.7%
675,377	Compass Group PLC	10,522,443
104,903	Starbucks Corp.	6,896,323
		17,418,766
Household Products 1.5%
105,830	Colgate-Palmolive Co.	7,022,879
Insurance 3.4%
213,442	Progressive Corp.	15,760,557
Interactive Media & Services 3.8%
15,242	Alphabet, Inc. Class A	17,710,442	*
IT Services 6.0%
28,323	Accenture PLC Class A	4,624,013
190,242	Cognizant Technology Solutions Corp. Class A	8,840,546
61,286	MasterCard, Inc. Class A	14,804,246
		28,268,805
Machinery 2.7%
128,075	Stanley Black & Decker, Inc.	12,807,500
Materials 2.4%
24,747	Sherwin-Williams Co.	11,371,741
Media 5.5%
496,264	Comcast Corp. Class A	17,061,556
446,181	Discovery, Inc. Class A	8,673,759	*
		25,735,315
Multi-Utilities 2.3%
925,096	National Grid PLC	10,809,071
Personal Products 3.1%
302,710	Unilever NV	14,769,221
Pharmaceuticals 3.6%
52,495	Roche Holding AG	16,889,839
Road & Rail 1.9%
159,217	CSX Corp.	9,123,134
Semiconductors & Semiconductor Equipment 4.0%
189,315	Texas Instruments, Inc.	18,918,248
Software 7.6%
45,410	Intuit, Inc.	10,444,300
160,532	Microsoft Corp.	25,317,502
		35,761,802
Specialty Chemicals 2.3%
242,222	Novozymes A/S B Shares	10,865,302
Specialty Retail 2.1%
103,689	Advance Auto Parts, Inc.	9,676,257

Trading Companies & Distributors 4.6%
109,245	United Rentals, Inc.	11,241,310	*
41,909	W.W. Grainger, Inc.	10,414,387
		21,655,697
Total Common Stocks (Cost $411,558,785)		463,866,241

Short-Term Investments 2.6%

PRINCIPAL AMOUNT
Certificates of Deposit 0.1%
$100,000	Self Help Credit Union, 0.25%, due 4/29/2020	100,000
100,000	Self Help Federal Credit Union, 0.25%, due 6/16/2020	100,000
		200,000

NUMBER OF SHARES
Investment Companies 2.5%
11,789,972	State Street Institutional Treasury Money Market Fund Premier Class, 0.58%(a)	11,789,972

Total Short-Term Investments (Cost $11,989,972)		11,989,972

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^

(Unaudited) (cont’d)

VALUE
Total Investments 101.3% (Cost $423,548,757)	$475,856,213
Liabilities Less Other Assets (1.3)%	(6,088,603)

Net Assets 100.0%	$469,767,610

*         Non-income producing security.

(a)       Represents 7-day effective yield as of March 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$383,274,702	81.5%
United Kingdom	36,100,735	7.7%
Denmark	25,263,518	5.4%
Switzerland	16,889,839	3.6%
Ireland	2,337,447	0.5%
Short-Term Investments and Other Assets-Net	5,901,369	1.3%
	$469,767,610	100.0%

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Electrical Equipment	$—	$14,398,216	$—	$14,398,216
Hotels, Restaurants & Leisure	6,896,323	10,522,443	—	17,418,766
Multi-Utilities	—	10,809,071	—	10,809,071
Pharmaceuticals	—	16,889,839	—	16,889,839
Specialty Chemicals	—	10,865,302	—	10,865,302
Other Common Stocks(a)	393,485,047	—	—	393,485,047
Total Common Stocks	400,381,370	63,484,871	—	463,866,241
Short-Term Investments	—	11,989,972	—	11,989,972
Total Investments	$400,381,370	$75,474,843	$—	$475,856,213

(a)       The Schedule of Investments provides information on the industry categorization as well as a Positions by Country summary.

^        A balance indicated with a “-”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

March 31, 2020

Notes to Schedule of Investments Advisers Management Trust (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Advisers Management Trust: International Equity Portfolio, Mid Cap Growth Portfolio, Mid Cap Intrinsic Value Portfolio, Short Duration Bond Portfolio, and Sustainable Equity Portfolio, (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

March 31, 2020

Notes to Schedule of Investments Advisers Management Trust (Unaudited) (cont’d)

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost. (Level 2 inputs).

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust’s Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Pricing & Reference Data, LLC (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

March 31, 2020

Notes to Schedule of Investments Advisers Management Trust (Unaudited) (cont’d)

Subsequent Event:

The recent outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) may impact operating performance at the Funds’ portfolio companies.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

March 31, 2020

Notes to Schedule of Investments Advisers Management Trust (Unaudited) (cont’d)

Legend

Benchmarks:
LIBOR		=	London Interbank Offered Rate
SOFR		=	Secured Overnight Financing Rate

Currency Abbreviations:
USD	=	U.S. Dollar

Payment Frequencies:
1M	=	1 Month
3M	=	3 Months

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) March 31, 2020

Investments	Principal Amount ($)	Value ($)

U.S. GOVERNMENT AGENCY SECURITIES - 88.1%

Federal Agricultural Mortgage Corp.,
1.64%, 4/17/2020	4,000,000	4,003,063
FFCB,
2.23%, 4/5/2021(a)	500,000	509,855
1.90%, 6/24/2021	1,000,000	1,018,272
1.60%, 1/21/2022	1,000,000	1,021,094
FHLB,
2.38%, 9/10/2021(b)	4,500,000	4,622,040
FHLMC,
2.38%, 2/16/2021	5,000,000	5,082,710
1.13%, 8/12/2021	2,000,000	2,020,227
FNMA,
2.75%, 6/22/2021(b)	6,500,000	6,688,800
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $24,669,948)		24,966,061

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 8.6%

U.S. Treasury Notes,
1.63%, 6/30/2020	900,000	903,414
2.38%, 3/15/2021(b)	1,500,000	1,532,227
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,396,422)		2,435,641

Investments	No. of Rights	Value ($)

RIGHTS - 0.0%(c)

Biotechnology - 0.0%(c)
Tobira Therapeutics, Inc., CVR *(d)(e)	225	13
Media - 0.0%
Media General, Inc., CVR *(d)(e)	2,550	—
TOTAL RIGHTS (Cost $7,172)		13

Investments	Shares	Value ($)

SHORT-TERM INVESTMENTS - 4.7%

INVESTMENT COMPANIES - 4.7%
Invesco Government & Agency Portfolio, Institutional Class, 0.42%(a)(f)
(Cost $1,328,173)	1,328,173	1,328,173

Total Investments - 101.4% (Cost $28,401,715)		28,729,888
Liabilities Less Other Assets - (1.4%)(g)		(404,361)
Net Assets - 100.0%		28,325,527

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for options written with a total value of $1,838,028.
(b)	All or a portion of this security is pledged with the custodian for options written.
(c)	Represents less than 0.05% of net assets of the Fund.
(d)	Security fair valued as of March 31, 2020, in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2020, amounted to $13, which represents 0.0% of net assets of the Fund.
(e)	Value determined using significant unobservable inputs.
(f)	Represents 7-day effective yield as of March 31, 2020.
(g)	Includes the impact of the Fund’s open positions in derivatives at March 31, 2020.

Abbreviations
CVR	Contingent Value Rights
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

See Notes to Schedule of Investments

1

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) March 31, 2020 (cont’d)

Derivative Instruments

Written option contracts ("options written")

At March 31, 2020, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
Russell 2000 Index	2	$(230,621)	$1,050	4/3/2020	$(1,730)
Russell 2000 Index	1	(115,310)	1,080	4/3/2020	(1,395)
Russell 2000 Index	5	(576,552)	1,150	4/3/2020	(18,725)
Russell 2000 Index	2	(230,621)	1,000	4/9/2020	(2,370)
Russell 2000 Index	1	(115,310)	1,025	4/9/2020	(1,580)
Russell 2000 Index	4	(461,241)	1,050	4/9/2020	(8,160)
Russell 2000 Index	3	(345,931)	1,150	4/9/2020	(15,540)
Russell 2000 Index	6	(691,862)	1,000	4/17/2020	(11,760)
Russell 2000 Index	3	(345,931)	1,080	4/17/2020	(11,025)
Russell 2000 Index	2	(230,621)	1,150	4/17/2020	(12,270)
Russell 2000 Index	1	(115,310)	1,000	4/24/2020	(2,695)
Russell 2000 Index	3	(345,931)	1,025	4/24/2020	(9,570)
Russell 2000 Index	5	(576,552)	1,140	4/24/2020	(33,300)
Russell 2000 Index	1	(115,310)	1,165	4/24/2020	(7,755)
Russell 2000 Index	1	(115,310)	1,140	5/1/2020	(7,325)
S&P 500 Index	1	(258,459)	2,335	4/3/2020	(835)
S&P 500 Index	1	(258,459)	2,385	4/3/2020	(1,275)
S&P 500 Index	2	(516,918)	2,410	4/3/2020	(3,090)
S&P 500 Index	8	(2,067,672)	2,455	4/3/2020	(18,120)
S&P 500 Index	2	(516,918)	2,485	4/3/2020	(5,770)
S&P 500 Index	4	(1,033,836)	2,550	4/3/2020	(19,140)
S&P 500 Index	2	(516,918)	2,565	4/3/2020	(10,700)
S&P 500 Index	4	(1,033,836)	2,230	4/9/2020	(6,580)
S&P 500 Index	4	(1,033,836)	2,550	4/9/2020	(30,660)
S&P 500 Index	4	(1,033,836)	2,565	4/9/2020	(33,020)
S&P 500 Index	4	(1,033,836)	2,625	4/9/2020	(43,580)
S&P 500 Index	8	(2,067,672)	2,750	4/9/2020	(152,760)
S&P 500 Index	3	(775,377)	2,335	4/17/2020	(13,155)
S&P 500 Index	8	(2,067,672)	2,385	4/17/2020	(42,320)
S&P 500 Index	2	(516,918)	2,410	4/17/2020	(11,610)
S&P 500 Index	7	(1,809,213)	2,455	4/17/2020	(47,985)
S&P 500 Index	4	(1,033,836)	2,485	4/17/2020	(30,640)
S&P 500 Index	5	(1,292,295)	2,230	4/24/2020	(20,575)
S&P 500 Index	2	(516,918)	2,425	4/24/2020	(15,700)
S&P 500 Index	14	(3,618,426)	2,550	4/24/2020	(163,100)
S&P 500 Index	4	(1,033,836)	2,580	4/24/2020	(51,140)
S&P 500 Index	2	(516,918)	2590	5/1/2020	(29,190)
S&P 500 Index	4	(1,033,836)	2635	5/1/2020	(66,400)
Total options written (premium received $1,916,458)					$(962,545)

At March 31, 2020, the Fund had securities pledged in the amount of $12,843,067 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) March 31, 2020 (cont’d)

The following is a summary, categorized by Level (See Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3*	Total
Investments:
U.S. Government Agency Securities	$—	$24,966,061	$—	$24,966,061
U.S. Treasury Obligations	—	2,435,641	—	2,435,641
Rights(a)	—	—	13	13
Short-Term Investments	—	1,328,173	—	1,328,173
Total Investments	$—	$28,729,875	$13	$28,729,888

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

*	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance as of 1/1/2020	Accrued discounts/ (premiums)	Realized gain/(loss) and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 3/31/2020
Investments in Securities:
Rights(a)
Biotechnology	$13	$—	$—	$—	$—	$—	$—	$13	$—
Media	—	—	—	—	—	—	—	—	—
Total	$13	$—	$—	$—	$—	$—	$—	$13	$—

(a)	As of the period ended March 31, 2020, these investments were fair valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets; therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by level (See Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of March 31, 2020:

Other Financial Instruments

	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(962,545)	—	—	$(962,545)

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

March 31, 2020

Notes to Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Advisers Management Trust U.S. Equity Index PutWrite Strategy Portfolio (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in exchange-traded options written and rights, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and other market information which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (cont’d)

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust's Board of Trustees has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

Subsequent Event: The recent outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) may impact operating performance at the Funds' portfolio companies.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.